FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:  September 30, 2009

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


         Name:     Jonathan Gallen

         Address:  c/o Ahab Capital Management, Inc.
                   299 Park Avenue, 17th Floor
                   New York, NY  10171
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                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jonathan Gallen
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 653-1000
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Signature, Place, and Date of Signing:

/s/ Jonathan Gallen                   New York, NY           November 16, 2009
---------------------------      ----------------------    ---------------------
[Signature]                          [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   5
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Form 13F Information Table Value Total:   $ 18,536 (thousands)
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List of Other Included Managers:          0

                           FORM 13F INFORMATION TABLE

                                    FORM 13F
                               September 30, 2009


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    Column 1                   Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                               Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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BERKSHIRE HATHAWAY INC DEL       CL B         084670207     $   332           100 SH         SOLE      N/A         100
COSI INC                         COM          22122P101     $ 2,489     3,950,000 SH         SOLE      N/A   3,950,000
GENERAL FINANCE CORP             COM          369822101     $ 1,442       994,534 SH         SOLE      N/A     994,534
SEATTLE GENETICS INC             COM          812578102     $14,112     1,005,850 SH         SOLE      N/A   1,005,850
SEATTLE GENETICS INC             COM          812578102     $   161        11,500 SH        OTHER      N/A                   11,500